WARRANTS (Details Narrative) - $ / shares	1 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	May 30, 2022	Dec. 31, 2022
Common stock shares reserved	421,282,935				421,282,935
Warrants issued	435,720,435				435,720,435
Warrants exercised					14,437,500
Mast Hill Fund LP [Member]
Issuace Of Common Stock			9,375,000
Talso Note And Mast Hill Fund LP [Member] | J. H. Darbie & Co. [Member]
Warrants issued				1,215,000
Exercise price				$ 0.008
Exercise Price Of Cashless Warrant				$ 0.008
Issuace Of Cashless Warrant				2,250,000
Issuace Of Cashless Warrant(Mast Hill Note 2)	11,468,572	2,130,613
Exercise Price(Mast Hill Note 2)	$ 0.0049	$ 0.0049
Talos Victory Fund LLC [Member]
Issuace Of Common Stock					5,062,500
Talos Warrants [Member] | Talos Victory Fund LLC [Member]
Warrants issued	7,593,750				7,593,750
Exercise price	$ 0.008				$ 0.008
Issuace Of Common Stock					5,062,500
Mast Hill Fund Warrants [Member] | Mast Hill Fund LP [Member]
Warrants issued	14,062,500				14,062,500
Exercise price	$ 0.008				$ 0.008
Issuace Of Common Stock					9,375,000
Exercise Price(Mast Hill Note 3)	$ 0.0055				$ 0.0055
Additional Cashless Warrants Issued					40,000,000
Mast Hill Fund Warrants [Member] | Mast Hill Fund Note 3 [Member]
Warrants issued	223,000,000				223,000,000
Exercise Price(Mast Hill Note 3)	$ 0.001				$ 0.001
Mast Hill Fund Warrants [Member] | Mast Hill EPA Warrants [Member]
Warrants issued	170,000,000				170,000,000
Exercise Price(Mast Hill EPA Warrants)	$ 0.001				$ 0.001
GS Capital Warrants [Member] | GS Capital Partners, LLC. [Member]
Warrants issued	4,000,000				4,000,000
Exercise price	$ 0.008				$ 0.008